Summary of Pre-Tax losses Included in AOCI (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Summary of the pre-tax losses included in AOCI
Total pre-tax loss recognized in AOCI		$ 200
U.S. Pension
Summary of the pre-tax losses included in AOCI
Actuarial loss	$ 102
Total pre-tax loss recognized in AOCI	102
International Pension
Summary of the pre-tax losses included in AOCI
Actuarial loss	154		$ 70
Prior service credit and transition obligation	1
Total pre-tax loss recognized in AOCI	155		$ 70
OPEB
Summary of the pre-tax losses included in AOCI
Actuarial loss	3
Prior service credit and transition obligation	(14)
Total pre-tax loss recognized in AOCI	$ (11)